Financial Instruments - Fair Value (Details) - Derivatives designated as hedging instrument - Cash flow hedging - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivative liabilities:
Total derivative liabilities	$ 3,704	$ 3,242
Accrued liabilities | Interest rate caps
Derivative liabilities:
Total derivative liabilities	1,954	420
Other long-term liabilities | Interest rate caps
Derivative liabilities:
Total derivative liabilities	$ 1,750	$ 2,822